S000010795 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	158 Months Ended	317 Months Ended	327 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
C000253706 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.14%		13.74%		14.27%
Performance Inception Date		Oct. 02, 2024
C000029865 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.35%		12.13%		13.32%
Performance Inception Date							Aug. 02, 1999
C000029865 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.59%		10.62%		11.78%
Performance Inception Date							Aug. 02, 1999
C000029865 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.80%		9.25%		10.57%
Performance Inception Date							Aug. 02, 1999
C000029867 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.05%		12.61%		13.14%
Performance Inception Date							Aug. 02, 1999
C000029868 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.15%		13.73%		14.27%
Performance Inception Date								Oct. 02, 1998
C000122583 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.21%		13.81%		14.35%
Performance Inception Date						Nov. 08, 2012
C000173198 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.30%		13.88%		14.39%
Performance Inception Date				Mar. 01, 2017